Investments accounted for using equity method - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2024 TWD ($)	Apr. 30, 2023 TWD ($) shares	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of associates [line items]
Carrying amount of investment in associates			$ 290,542	$ 320,213	$ 9,766
Acquisition of financial assets at fair value through other comprehensive income			(12,500)
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Carrying amount of investment in associates			290,542	320,213
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Investment in associates at fair value			303,780	303,365
Carrying amount of investment in associates			277,076	293,089
Daypower Energy [member]
Disclosure of associates [line items]
Carrying amount of investment in associates			$ 13,466	$ 27,124
Daypower Energy [member] | Ordinary shares [member]
Disclosure of associates [line items]
Number of shares acquired | shares		1,000
Amount of shares acquired value	$ 12,500	$ 12,500
Acquired Percentage Of Shareholdings		10.00%